As filed with the U.S. Securities and Exchange Commission on May 17, 2016

File Nos. 002-77284 and 811-03459

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 80	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 60	☒

PENN SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 215-956-8000

Copies to:

DAVID M. O’MALLEY	CHRISTOPHER D. MENCONI
President	Morgan, Lewis & Bockius LLP
Penn Series Funds, Inc.	1111 Pennsylvania Avenue NW
600 Dresher Road Horsham, Pennsylvania 19044	Washington, DC 20004
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On [date] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On [date] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 80 relates to each series of Penn Series Funds, Inc. (the “Company”). The sole purpose of this filing is to file as an exhibit to the Company’s registration statement, risk/return information in interactive data format for each series of the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 80 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 80 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania, on this 17th day of May, 2016.

PENN SERIES FUNDS, INC.
(Registrant)

By:	/s/ David M. O’Malley
David M. O’Malley, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of May, 2016.

Signature	Title

/s/ David M. O’Malley	President (Principal Executive Officer)
David M. O’Malley

/s/ Steven Viola	Treasurer (Principal Financial Officer and Principal Accounting Officer)
Steven Viola

/s/ Eileen C. McDonnell	Director
Eileen C. McDonnell

* Joanne B. Mack	Director

* David B. Pudlin	Director

* Archie Craig MacKinlay	Director

* Rebecca Matthias	Director

* Marie K. Karpinski	Director

*By: /s/ Eileen C. McDonnell
Eileen C. McDonnell, Attorney-In-Fact

SCHEDULE OF EXHIBITS TO FORM N-1A

Penn Series Funds, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase